Trading portfolio	12 Months Ended
Dec. 31, 2025
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2025	2024
	£m	£m
Debt securities and other eligible bills	94,040	77,805
Equity securities	83,243	74,859
Traded loans	12,249	13,470
Commodities	211	110
Trading Portfolio Assets	189,743	166,244

Debt securities and other eligible bills	(32,309)	(36,324)
Equity securities	(24,520)	(19,858)
Trading Portfolio Liabilities	(56,829)	(56,182)